Goodwill and Intangible Assets - Expected Amortization Expense (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 21,817
2018	21,399
2019	21,235
2020	21,256
2021	20,558
Thereafter	$ 54,792